Share Based Compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation
24.
Share based compensation
(a)
Share-based compensation plans of the Company

The Group has adopted four share-based compensation plans, namely, the 2014 Share Incentive Plan, the 2017 Restricted Share Scheme, the 2017 Option Plan and the 2024 Share Incentive Plan. Upon the adoption of the 2024 Share Incentive plan, the outstanding options and RSUs under previous plans were all transferred to the 2024 Share Incentive plan and the previous plans ceased to be of any effect.

(i)
2014 Share Incentive Plan

2014 Share Incentive Plan was approved by the then board of directors of the Company in October 2014 prior to the Merger. According to the 2014 Share Incentive Plan, 96,704,847 ordinary shares have been reserved to be issued to any qualified employees, directors, non-employee directors, and consultants as determined by the board of directors of the Company. The options will be exercisable only if option holder continues employment or provides services through each vesting date. The maximum term of any issued stock option is ten years from the grant date.

Some granted options follow the first category vesting schedule, one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter. Some granted options follow the second category vesting schedule, one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one-year period (which means that the whole vesting schedule shall be shortened from four years to three years). For the third category vesting schedule, all options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2022	2,991,778	0.22	1.94
Exercised	(1,579,006)	0.23	1.94
Outstanding as at December 31, 2022	1,412,772	0.22	1.93
Vested and expected to vest as at December 31, 2022	1,412,772	0.22	1.93
Exercisable as at December 31, 2022	1,412,772	0.22	1.93
Non vested as at December 31, 2022	-	-	-
Outstanding as at January 1, 2023	1,412,772	0.22	1.93
Exercised	(479,788)	0.25	1.90
Forfeited	(21,920)	0.27	1.93
Outstanding as at December 31, 2023	911,064	0.20	1.95
Vested and expected to vest as at December 31, 2023	911,064	0.20	1.95
Exercisable as at December 31, 2023	911,064	0.20	1.95
Non vested as at December 31, 2023	-	-	-
Outstanding as at January 1, 2024	911,064	0.20	1.95
Exercised	(155,342)	0.24	1.91
Transferred to 2024 Share Incentive Plan	(755,722)	0.19	1.96
Outstanding as at December 31, 2024	-	-	-

The weighted average price of the shares at the time these options were exercised was US$2.85 per share (equivalent to approximately RMB19.63), US$3.92 per share (equivalent to approximately RMB27.86) and US$5.35 per share (equivalent to approximately RMB39.07) during the years ended December 31, 2022, 2023 and 2024.

(ii)
2017 Restricted Share Scheme and 2017 Option Plan

Followed the completion of the Merger, the Company has reserved certain ordinary shares to be issued to any qualified employees of Tencent Music Business transferred to the Group.

Pursuant to the RSUs agreements under the 2017 Restricted Share Scheme, subject to grantee’s continued services to the Group through the applicable vesting date, some RSUs follow the first category of vesting schedule, one-fourth (1/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after. Some granted RSUs shall follow the second vesting schedule, half (1/2) shall vest six months after grant date, and the other half shall vest six months thereafter. Other granted RSUs shall follow the third vesting schedule, which were divided into range of half, one to third and one to fourth tranches on an equal basis as at their grant dates, and the tranches will become exercisable in each subsequent year.

Movements in the number of RSUs for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Number of awarded shares
	Year ended December 31,
	2022	2023	2024
Outstanding as at January 1	43,728,098	59,463,350	50,725,492
Granted	35,601,446	20,502,878	2,479,451
Vested	(14,787,382)	(23,885,214)	(8,312,976)
Forfeited	(5,078,812)	(5,355,522)	(1,225,042)
Transferred to 2024 Share Incentive Plan	—	—	(43,666,925)
Outstanding as at December 31	59,463,350	50,725,492	—
Expected to vest as at December 31	53,009,743	45,097,852	—

The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company. The weighted average fair value of restricted shares granted during the years ended December 31, 2022, 2023 and 2024 was US$2.15 per share (equivalent to approximately RMB14.83 per share), US$3.78 per share (equivalent to approximately RMB26.83 per share) and US$5.15 per share (equivalent to approximately RMB37.62 per share), respectively.

Share options granted are generally subject to a four-batch vesting schedule as determined by the board of directors upon the grant. One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year thereafter.

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2022	24,792,940	5.24	2.79
Granted	24,957,454	2.05	1.02
Exercised	(566,612)	0.68	2.67
Forfeited	(1,079,240)	4.78	2.25
Outstanding as at December 31, 2022	48,104,542	3.65	1.89
Vested and expected to vest as at December 31, 2022	45,601,007	3.68	1.91
Exercisable as at December 31, 2022	14,272,122	4.93	2.75
Non vested as at December 31, 2022	33,832,420	3.11	1.52
Outstanding as at January 1, 2023	48,104,542	3.65	1.89
Granted	1,958,914	3.81	2.18
Exercised	(3,851,238)	2.16	1.42
Forfeited	(2,398,792)	4.49	2.15
Outstanding as at December 31, 2023	43,813,426	3.74	1.93
Vested and expected to vest as at December 31, 2023	42,189,736	3.77	1.94
Exercisable as at December 31, 2023	21,062,538	4.65	2.42
Non vested as at December 31, 2023	22,750,888	2.90	1.47
Outstanding as at January 1, 2024	43,813,426	3.74	1.93
Granted	837,458	5.26	3.07
Exercised	(5,265,754)	2.81	1.46
Forfeited	(718,272)	2.53	1.33
Transferred to 2024 Share Incentive Plan	(38,666,858)	3.92	2.03
Outstanding as at December 31, 2024	—	—	—

The weighted average price of the shares at the time these options were exercised was US$3.13 per share (equivalent to approximately RMB21.59), US$3.96 per share (equivalent to approximately RMB28.08) and US$6.66 per share (equivalent to approximately RMB48.58) during the years ended December 31, 2022, 2023 and 2024, respectively.

(iii)
2024 Share Incentive Plan

The Company adopted 2024 Share Incentive Plan in May 2024. According to the 2024 Share Incentive Plan, 228,775,377 ordinary shares have been reserved to be issued to any qualified employees, directors, non-employee directors, and consultants as determined by the board of directors of the Company. Upon the adoption of the 2024 Share Incentive plan, the outstanding options and RSUs under previous plans were all transferred to the 2024 Share Incentive plan and the previous plans ceased to be of any effect.

Movements in the number of RSUs for the years ended December 31, 2024 are as follows:

Number of awarded shares
Year Ended December 31,
2024
Outstanding as at January 1	—
Transferred from 2017 Restricted Share Scheme	43,666,925
Granted	10,389,949
Vested	(14,163,058)
Forfeited	(1,644,208)
Outstanding as at December 31	38,249,608
Expected to vest as at December 31	34,023,770

The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company. The weighted average fair value of restricted shares granted during the year ended December 31, 2024 was US$7.13 per share (equivalent to approximately RMB52.01 per share).

Movements in the number of share options for the years ended December 31, 2024 are as follows:

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2024	—	—	—
Transferred from other plans	39,422,580	3.85	2.02
Granted	483,372	7.50	4.08
Exercised	(2,372,196)	3.14	1.75
Forfeited	(778,380)	5.30	2.34
Outstanding as at December 31, 2024	36,755,376	3.92	2.06
Vested and expected to vest as at December 31, 2024	35,878,888	3.94	2.07
Exercisable as at December 31, 2024	23,228,552	4.44	2.33
Non vested as at December 31, 2024	13,526,824	3.02	1.61

The weighted average price of the shares at the time these options were exercised was US$6.17 per share (equivalent to approximately RMB45.02) during the year ended December 31, 2024.

(b) Fair value of options

The fair value of share options was valued using the Binomial option-pricing model as at the respective grant dates.

Assumptions used in the Binomial option-pricing model are presented below:

	Year ended December 31,
	2022	2023	2024
Risk free interest rate	2.15%-2.92%	3.46%-3.83%	4.23%-4.31%
Expected dividend yield	0%	0%	0%-0.12%
Expected volatility	55%-60%	60%	60%
Exercise multiples	2.2-2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years

(c) Outstanding share options

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Expiry date	Exercise price	December 31,	December 31,
		2023	2024
10 years commencing from the date of grant of options	US$0.000076	219,210	188,180
	US$0.27	1,231,474	858,468
	US$1.93	14,213,356	11,487,364
	US$2.24~US$2.32	10,527,104	6,967,848
	US$3.32~US$3.82	2,011,512	1,871,798
	US$4.24	254,952	254,952
	US$5.26~US$5.29	5,283,344	4,601,652
	US$6.20 ~ US$6.37	3,767,380	3,227,830
	US$7.05 ~ US$7.61	7,047,078	7,128,204
	US$9.53	169,080	169,080
Total		44,724,490	36,755,376
Weighted average remaining contractual life of options outstanding at end of year:		7.11	6.33

(d) Expected retention rate of grantees

The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of the vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses charged to the consolidated income statement. As at December 31, 2023 and 2024, the Expected Retention Rate of the Group was assessed to be 87%-95%.